COMMITMENTS AND CONTINGENCIES (Details 3) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 2,613
2023	2,146
2024	2,115
2025	532
2026	15
Thereafter
Total lease payments	7,421
Less: Interest	(662)
Present value of lease liabilities	$ 6,759